Related party disclosures - Remuneration of the Board (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party disclosures
Total remuneration of the Board of Directors	€ 0.5	€ 0.2	€ 0.6
Advances and credits granted to member of the Board of Directors	€ 0.0